Leases	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leases
15.	LEASES
The Company’s operating leases mainly related to land, office facilities, IDC facilities and vehicles. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options that are factored into the Company’s determination of lease payments when appropriate. As of December 31, 2020, finance leases were insignificant.
As of December 31, 2020, the weighted average remaining lease term was 16.2 years and weighted average discount rate was 4.53% for the Group’s operating leases.
Operating lease cost was RMB2.7 billion and RMB3.0 billion (US$456 million) for the years ended December 31, 2019 and 2020, respectively, which excluded cost of short-term contracts. Short-term lease cost was RMB434 million and RMB427 million

(US$65 million) for the years ended December 31, 2019 and 2020, respectively. Variable lease cost was immaterial for the years ended December 31, 2019 and 2020. For the year ended December 31, 2019 and 2020, no lease cost for operating or finance leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the years ended December 31,
	2019	2020
	RMB	RMB	US$
	(In millions)
Cash payments for operating leases	2,631	5,187	795
ROU assets obtained in exchange for operating lease liabilities	3,896	2,841	435
Future lease payments under operating leases as of December 31, 2020 were as follows:

	Operating leases
	RMB	US$
	(In millions)
Year ending December 31,
2021	2,430	372
2022	1,856	284
2023	1,433	220
2024	1,032	158
2025	464	71
Thereafter	624	96

Total future lease payments	7,839	1,201
Less: Imputed interest	780	118

Total lease liability balance	7,059	1,083

As of December 31, 2020, additional operating leases that have not yet commenced were immaterial.